Dec. 11, 2023
Defiance Israel Bond ETF
Defiance Israel Bond ETF
Investment Objective
The Defiance Israel Bond ETF (the “Fund” or the “Israel Bond ETF”) seeks to track the total return performance, before fees and expenses, of the MCM-BlueStar® Israel Bonds Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.48%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$49	$154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index. The Index is comprised of global Israeli companies, across all sectors of the economy, irrespective of their listing venue.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Israeli Shekel (“ILS”)- and United States dollar (“USD”)-denominated debt, specifically bonds, issued by (i) the Israeli government, (ii) Israeli government-related entities or agencies, or (iii) Israeli companies (collectively, the “Israel Bonds”). The Fund defines “Israeli companies” as companies that are (a) domiciled in Israel or included in the BlueStar® Israel Global Index universe (generally, companies that derive a majority of their revenue from Israel); and (b) incorporated in Israel, the United States, the United Kingdom, or Jersey and Guernsey, Channel Islands.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
MCM-BlueStar® Israel Bonds Index
Securities must meet the following eligibility criteria to qualify for inclusion in the Index:
•ILS-denominated bonds must be listed on the Tel Aviv Stock Exchange
•at least 18 months to final maturity at the time of issuance
•at least six months remaining to final maturity (with the next call date used at the maturity date for callable bonds)
•up to 15 years remaining to maturity for corporate bonds or 30 years for government bonds (with the next call date used at the maturity date for callable bonds)
•a minimum amount outstanding of at least $100 million for USD-denominated bonds or $250 million for ILS-denominated bonds
•trade in denominations of up to $10,000 USD (except for USD-denominated bonds of issuers incorporated in the United States)
•ILS-denominated corporate bonds must be rated as investment grade and USD-denominated corporate bonds must be rated BB- or higher (including “junk bonds”) according to S&P Global Ratings (“S&P”).
Securities are selected to the Index, as discussed below, with a minimum of 15 issuers represented in the Index, a maximum of 10 securities issued by the Israeli government or government-related entities, and a maximum of 5 securities issued by any one corporate issuer (based on the parent company). In the Index methodology described below, “largest” refers to the market value of the security.
•The 15 largest USD-denominated bonds, with a maximum of one bond per issuer, are selected to the Index. If fewer than 15 issuers have eligible USD-denominated bonds, the next largest ILS-denominated bonds are selected.
•The next 4 largest bonds (selecting from USD-denominated bonds first) issued by the Israeli government or government-related entities are selected.
•The next largest bonds (selecting from USD-denominated bonds first) are selected until a total of 35 bonds have been selected to the Index (subject to the issuer limitations set forth above).
The Index uses a modified market cap weighting methodology that caps a security’s weight at 5%, caps the combined aggregate weight of securities issued by the Israeli government and securities issued by Israeli government-related entities at 25%, and caps the aggregate weight of securities issued by any single corporate issuer at 7.5%. All securities selected to the Index are initially weighted based on their market value, subject to the following modifications:
•Step 1 - If the combined aggregate weight of securities issued by the Israeli government and securities issued by Israeli government-related entities exceeds 25%, or securities issued by any corporate issuer exceeds 7.5%, the weight of those securities will be reduced such that their aggregate weight equals 25% or 7.5%, respectively, with the remaining weight redistributed to all securities from non-capped issuers in proportion to their market value. This step is repeated until the aggregate weight of all securities from any single corporate issuer is less than or equal to 7.5%.
•Step 2 - If the weight of any single security exceeds 5%, the weight of that security is reduced to 5% with the remaining weight redistributed to all remaining uncapped securities from uncapped issuers. If the 5% security cap causes the aggregate weight of securities issued by the Israeli government or government-related entities to fall below 25%, or the aggregate weight of securities issued by any single corporate issuer to fall below 7.5%, those issuers will now be considered uncapped.
•Step 3 - Steps 2 and 3 are repeated until no security has a weight of more than 5%, the aggregate weight of all securities issued by the Israeli government or government-related entities is less than or equal to 25%, and the aggregate weight of securities from any single corporate issuer is less than or equal to 7.5%.
The Index is reviewed and rebalanced monthly. The Index was established in 2023 and is owned and maintained by MarketVector Indexes GmbH (the “Index Provider”), which owns the BlueStar® trademark.

Principal Investment Risks
Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.